Risk management - Spain portfolio overview (Details) - EUR (€)	12 Months Ended			13 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Credit risk
Maximum exposure to credit risk	€ 903,647,000,000	€ 861,432,000,000	€ 943,903,000,000	€ 903,647,000,000
Impairment loss on financial assets	22,125,000,000	23,422,000,000	21,567,000,000
Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	802,968,000,000	766,034,000,000	859,643,000,000	802,968,000,000
Impairment loss on financial assets	4,149,000,000	4,458,000,000	3,980,000,000
Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	69,968,000,000	64,962,000,000	52,897,000,000	69,968,000,000
Impairment loss on financial assets	5,103,000,000	5,461,000,000	4,311,000,000
Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	30,711,000,000	30,436,000,000	31,363,000,000	30,711,000,000
Impairment loss on financial assets	12,873,000,000	13,503,000,000	13,276,000,000
Investment grade
Credit risk
Maximum exposure to credit risk	579,241,000,000	498,642,000,000	558,295,000,000	579,241,000,000
Investment grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	565,443,000,000	489,518,000,000	552,763,000,000	565,443,000,000
Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	13,798,000,000	9,124,000,000	5,532,000,000	13,798,000,000
Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0	0
Speculation grade
Credit risk
Maximum exposure to credit risk	293,695,000,000	332,354,000,000	354,245,000,000	293,695,000,000
Speculation grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	237,525,000,000	276,516,000,000	306,880,000,000	237,525,000,000
Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	56,170,000,000	55,838,000,000	47,365,000,000	56,170,000,000
Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0	0
Default
Credit risk
Maximum exposure to credit risk	30,711,000,000	30,436,000,000	31,363,000,000	30,711,000,000
Default | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0	0
Default | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0	0
Default | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	€ 30,711,000,000	€ 30,436,000,000	€ 31,363,000,000	€ 30,711,000,000
Europe
Credit risk
Non-performing rate (as a percent)	3.12%	3.34%	3.47%	3.12%
Percentage decrease in non-performing loans ratio	0.22%
Spain
Credit risk
Risk exposure associated with instruments sharing characteristic	€ 283,953,000,000			€ 283,953,000,000
Percent at risk	27.00%			27.00%
Credit risk decrease percentage				4.30%
ICO loans	€ 27,294,000,000			€ 27,294,000,000
Maximum exposure to credit risk	214,762,000,000	€ 214,442,000,000	€ 207,293,000,000	214,762,000,000
Impairment loss on financial assets	6,007,000,000	6,488,000,000	5,994,000,000
Spain | Change in reportable segments
Credit risk
Maximum exposure to credit risk	64,852,000,000	50,813,000,000	46,584,000,000	64,852,000,000
Impairment loss on financial assets	227,000,000	180,000,000	106,000,000
Spain | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	186,353,000,000	187,622,000,000	182,276,000,000	186,353,000,000
Impairment loss on financial assets	422,000,000	479,000,000	296,000,000
Spain | Stage 1 | Financial instruments not credit-impaired | Remaining legal entities
Credit risk
Maximum exposure to credit risk			5,693,000,000
Impairment loss on financial assets			55,000,000
Spain | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	15,648,000,000	13,058,000,000	10,430,000,000	15,648,000,000
Impairment loss on financial assets	580,000,000	732,000,000	503,000,000
Spain | Stage 2 and 3 | Financial instruments not credit-impaired | Remaining legal entities
Credit risk
Maximum exposure to credit risk			445,000,000
Impairment loss on financial assets			41,000,000
Spain | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	12,761,000,000	13,762,000,000	14,587,000,000	12,761,000,000
Impairment loss on financial assets	5,005,000,000	5,277,000,000	5,195,000,000
Spain | Stage 2 and 3 | Financial instruments credit-impaired | Remaining legal entities
Credit risk
Maximum exposure to credit risk			237,000,000
Impairment loss on financial assets			8,000,000
Spain | Investment grade
Credit risk
Maximum exposure to credit risk	154,028,000,000	148,509,000,000	140,988,000,000	154,028,000,000
Spain | Investment grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	153,120,000,000	146,992,000,000	139,673,000,000	153,120,000,000
Spain | Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	908,000,000	1,517,000,000	1,315,000,000	908,000,000
Spain | Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0	0
Spain | Speculation grade
Credit risk
Maximum exposure to credit risk	47,973,000,000	52,171,000,000	51,718,000,000	47,973,000,000
Spain | Speculation grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	33,233,000,000	40,630,000,000	42,603,000,000	33,233,000,000
Spain | Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	14,740,000,000	11,541,000,000	9,115,000,000	14,740,000,000
Spain | Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0	0
Spain | Default
Credit risk
Maximum exposure to credit risk	12,761,000,000	13,762,000,000	14,587,000,000	12,761,000,000
Spain | Default | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0	0
Spain | Default | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0	0
Spain | Default | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	€ 12,761,000,000	€ 13,762,000,000	€ 14,587,000,000	€ 12,761,000,000
Spain | Europe
Credit risk
Non-performing rate (as a percent)	4.72%	5.16%	5.78%	4.72%
Spain | Europe | Nonperforming
Credit risk
Non-performing rate (as a percent)	4.72%			4.72%
Percentage decrease in non-performing loans ratio	0.44%
Coverage rate (as a percent)	51.00%			51.00%
Percentage increase in nonperforming ratio	0.04%